Schedule of Investments
December 31, 2021 (unaudited)
Greenwich Ivy Long-Short Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 42.00%

Air Courier Services - 1.22%
FedEx Corp. (3)	833	215,447

Air Transportation, Scheduled - 2.26%
Alaska Air Group, Inc. (2)	4,140	215,694
Southwest Airlines Co. (2)	4,320	185,069

		400,763

Aircraft - 1.56%
Boeing Co. (2) (3)	1,376	277,016

Cable & Other Pay Television Services - 1.04%
Liberty Globel PLC Series A (United Kingdom) (2)	6,621	183,667

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.81%
Lamb Weston Holdings, Inc. (2)	5,056	320,449

Computer Storage Devices - 1.10%
Western Digital Corp. (2)	2,994	195,239

Financial Services - 2.39%
ECN Capital Corp.	100,403	423,640

Entertainment Facilities - 1.48%
Basic-Fit N.V. (Netherlands) (2)	5,484	262,067

Entertainment - 0.39%
Thunderbird Entertainment Group, Inc. (2)	20,004	69,547

Furnishings, Fixtures & Appliances - 1.84%
Victoria PLC (2)	20,072	325,677

Gambling - 0.35%
Pollard Banknote Ltd.	1,949	61,369

Hotels & Motels - 2.45%
Accor SA (2)	5,272	170,657
Travel & Leisure Co. (3)	4,745	262,256

		432,913

Investment Advice - 1.02%
Apollo Global Management, Inc. Class A	2,499	181,003

Motor Vehicles & Passenger Car Bodies - 0.96%
Stellantis N.V. (Netherlands) (2) (3)	9,100	170,716

Oil & Gas - 0.81%
Whitecap Resources, Inc.	24,302	143,825

Oil & Gas E&P- 0.60%
Parex Resources, Inc.	6,185	105,610

Pharmaceutical Preparations - 2.44%
AbbVie, Inc. (2)	1,589	215,151
Bristol-Myers Squibb Company (2)	2,321	144,714
Merck & Co., Inc.	951	72,885

		432,750

Radio & TV Broadcasting & Communications Equipment - 0.50%
Maxar Technologies, Inc. (3)	2,984	88,118

Railroads, Line-Haul Operating - 1.30%
Canadian National Railway, Co. (2)	1,000	122,773
Canadian Pacific Railway, Ltd.	1,500	107,832

		230,605

Retail & Wholesale - Discretionary - 0.37%
Asos PLC (2)	2,053	66,372

Retail - Lumber & Other Building Materials Dealers - 1.93%
Builders FirstSource, Inc. (2) (3)	3,981	341,212

Retail - Eating & Drinking Places - 1.26%
Mitchells & Butlers PLC (2)	64,563	223,480

Services - Business Services, Nec - 2.19%
Fidelity National Information Services, Inc.	1,375	150,081
Uber Technologies, Inc. (2)	5,648	236,821

		386,902

Services - Computer Integrated Systems Design - 1.78%
ASA International Group PLC (United Kingdom) (2)	31,632	59,558
GoDaddy, Inc. (2)	3,020	256,277

		315,835

Services - Computer Processing & Data Preparation - 0.34%
Kyndryl Holdings, Inc. (2)	3,342	60,490

Services - Computer Programming, Data Processing, Etc. - 6.35%
Alphabet, Inc. Class-A (2) (3)	25	72,426
Cardlytics, Inc. (2)	2,124	140,375
Meta Platforms, Inc. Class A (2) (3)	1,103	370,994
Magnite, Inc. (2)	5,468	90,440
Pinterest, Inc. Class A (2) (3)	7,047	256,159
TripAdvisor, Inc. (2)	2,271	61,907
Twitter, Inc. (2) (3)	3,066	132,512

		1,124,813

Services - Miscellaneous Business Services - 0.99%
Sea Limited (2)	785	175,612

Services - Prepackaged Software - 0.42%
Microsoft Corporation (3)	220	73,990

Software - Application - 0.36%
Constellation Software, Inc. (2)	34	63,051

Sporting & Athletic Goods, NEC - 0.47%
American Outdoor Brands, Inc. (2)	4,200	83,706

Total Common Stock	(Cost $ 6,156,555)	7,435,884

Exchange Traded Funds - 21.02%

iShares S&P 500 Value ETF (2)	7,965	1,247,558
iShares Russel 2000 ETF (2)	11,119	2,473,422

Total Real Estate Investment Trusts	(Cost $ 3,696,547 )	3,720,980
Real Estate Investment Trusts - 3.51%

Boston Properties, Inc. (3)	1,100	126,698
Store Capital Corp.	7,566	260,270
Whitestone REIT Class B	23,064	233,638

Total Real Estate Investment Trusts	(Cost $ 600,563)	620,606

Total Investments - 66.53%	(Cost $ 10,453,665)	11,777,470

Other Assets less Liabilities (3) - 33.47%		5,924,948

Total Net Assets - 100.00%		17,702,418

Common Stock Securities Sold Short - -17.31%

Apparel, Footwear & Acc Design - -0.66%
Hermes International S.C.A. (France)	(67)	(117,093)

Apparel & Other Finished Prods of Fabrics & Similar Material - -0.30%
Lululemon Athletica, Inc.	(137)	(53,629)

Finance Services - -1.10%
FactSet Research Systems, Inc.	(200)	(97,202)
MSCI, Inc.	(160)	(98,030)

		(195,232)

Hospital & Medical Service Plans - -0.89%
Trupanion, Inc.	(1,187)	(156,720)

Household Services - -0.52%
Tempur Sealy International, Inc.	(1,955)	(91,944)

Lumber & Wood Products (No Furniture) - -0.62%
Trex Co., Inc.	(810)	(109,374)

Machinery - -1.18%
Kion Group, Inc.	(1,910)	(208,509)

Motor Vehicles & Passenger Car Bodies - -0.99%
Ferrari N.V. (Italy)	(438)	(113,363)
Rivian Automotive, Inc.	(589)	(61,073)

		(174,436)

Retail - Auto & Home Supply Stores - -0.55%
O'Reilly Automotive, Inc.	(139)	(98,166)

Retail - Auto Dealers & Gasoline Stations - -0.63%
CarMax, Inc.	(863)	(112,389)

Retail - Eating Places - -0.70%
Chipotle Mexican Grill, Inc.	(21)	(36,713)
RCI Hospitality Holdings, Inc.	(1,116)	(86,914)

		(123,627)

Retail - Lumber & Other Building Materials Dealers - -1.00%
Home Depot, Inc.	(426)	(176,794)

Retail-Miscellaneous Shopping Goods Stores - -0.53%
Academy Sports & Outdoors, Inc.	(2,125)	(93,288)

Retail-Shoe Stores - -0.69%
Boot Barn Holdings, Inc.	(988)	(121,573)

Retail-Variety Stores - -0.73%
Costco Wholesale Corp.	(227)	(128,868)

Rubber & Plastics Footwear - -0.39%
Crocs, Inc.	(545)	(69,880)

Semiconductors & Related Devices - -0.66%
Ambrella, Inc.	(574)	(116,459)

Services - Amusement & Recreation Services - -0.78%
Live Nation Entertainment, Inc.	(1,150)	(137,644)

Services - Prepackaged Software - -2.09%
Atlassian Corp. PLC Class A	(334)	(127,351)
Datadog, Inc.	(515)	(91,727)
PDF Solutions, Inc.	(2,019)	(64,184)
Snowflake, Inc.	(254)	(86,042)

		(369,304)

Services - Misc Health & Allied Services, Nec - -0.85%
Progyny, Inc.	(3,000)	(151,050)

Trucking (No Local) - -0.73%
Hunt J B Transport Services, Inc.	(633)	(129,385)

Wholesale-Groceries & Related Products - -0.72%
Domino's Pizza, Inc.	(227)	(128,103)

Total Common Stocks Sold Short	(Cost $ 2,965,788)	(3,063,467)

Exchange- Traded Funds Sold Short (2) (5) - -9.86%

iShares Semiconductor ETF	(3,217)	(1,744,643)

Total Exchange-Traded Funds	(Cost $ 1,767,668)	(1,744,643)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (6)
Level 1 - Quoted Prices	$11,777,470	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,777,470	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depository Receipt
(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $5,704,703.54.
(4) Variable rate security; the rate shown represents the yield at December 31, 2021.
(5) Exchange-traded fund.
(6) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.